UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%
	Shares	Value
BELGIUM — 1.4%
UCB	182,000	$14,237,286

CHINA — 5.9%
Alibaba Group Holding ADR *	423,000	34,889,040
Baidu ADR *	149,000	23,780,400

		58,669,440

INDIA — 12.1%
Asian Paints	1,103,000	18,346,010
Eicher Motors	53,293	17,869,763
Housing Development Finance	1,890,000	38,781,891
Maruti Suzuki India	293,000	20,810,283
Motherson Sumi Systems	2,170,500	10,738,280
Titan Company	2,283,000	14,362,263

		120,908,490

JAPAN — 3.9%
Fast Retailing	47,500	15,562,552
Ono Pharmaceutical	662,000	24,024,952

		39,587,504

NETHERLANDS — 3.2%
ASML Holding ADR, Cl G	293,000	32,118,660

SOUTH AFRICA — 2.7%
Naspers, Cl N	172,000	27,009,251

THAILAND — 4.1%
Airports of Thailand	1,320,000	14,969,853
CP ALL	17,463,000	25,946,318

		40,916,171

UNITED KINGDOM — 8.0%
ARM Holdings	1,475,000	32,638,962
ASOS *	420,000	25,041,027
Rolls-Royce Holdings	2,191,000	22,936,488

		80,616,477

UNITED STATES — 56.6%
Consumer Discretionary — 13.1%
Amazon.com *	43,400	32,932,354
Chipotle Mexican Grill, Cl A *	35,000	14,839,650
Las Vegas Sands	405,000	20,513,250
NIKE, Cl B	419,000	23,254,500
Priceline Group *	22,300	30,123,063
Under Armour, Cl C *	136,986	4,890,400
Under Armour, Cl A *	136,000	5,366,560

		131,919,777

Consumer Staples — 2.6%
Whole Foods Market	856,000	26,090,880

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — (continued)
Financials — 2.8%
Charles Schwab	994,000	$28,249,480

Health Care — 15.7%
Biogen *	79,500	23,049,435
BioMarin Pharmaceutical *	240,000	23,860,800
Cerner *	229,000	14,287,310
Edwards Lifesciences *	251,000	28,744,520
Illumina *	151,000	25,118,850
Medidata Solutions *	274,000	14,563,100
Regeneron Pharmaceuticals *	65,000	27,632,800

		157,256,815

Industrials — 2.0%
Kansas City Southern	205,000	19,702,550

Information Technology — 17.6%
Alphabet, Cl A *	26,100	20,653,974
Alphabet, Cl C *	18,300	14,068,857
Facebook, Cl A *	414,000	51,311,160
LinkedIn, Cl A *	59,000	11,371,070
Visa, Cl A	589,000	45,971,450
Workday, Cl A *	399,000	33,252,660

		176,629,171

Materials — 2.8%
Monsanto	266,000	28,400,820

		568,249,493

TOTAL COMMON STOCK
(Cost $842,912,989)		982,312,772

TOTAL INVESTMENTS — 97.9%
(Cost $842,912,989)†		$982,312,772

Percentages are based on Net Assets of $1,003,076,940.
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $842,912,989, and the unrealized appreciation and depreciation were $154,671,660 and $(15,271,877) respectively.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended July 31, 2016, there were transfers between Level 1 and Level 2 investments as a result of fair valuation of foreign equity securities.

For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-1300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016